NATIONS RESERVES
                      Registration Nos. 33-33144; 811-6030

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies, pursuant to Rule 306 of Regulation S-T, on behalf of Nations Reserves (the "Trust") that the form of Prospectus for the Trust that is being filed pursuant to 17 C.F.R. 230.497(c) is a fair and accurate English translation of the Spanish prospectus.

         IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 5th day of June, 2000.


Witness:                                             NATIONS RESERVES

/s/ Tammy Fletcher                               /s/ Richard H. Blank, Jr.
                                                 -------------------------
                                                 Richard H. Blank, Jr.
                                                 Secretary